OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 28,077	$ 28,214
Accumulated amortization	27,261	26,264
Amortized cost	816	1,950
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	639	639
Accumulated amortization	639	639
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,890	4,890
Accumulated amortization	4,890	4,890
Customer related intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	17,447	17,510
Accumulated amortization	16,863	16,253
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	677	751
Accumulated amortization	632	436
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,424	4,424
Accumulated amortization	$ 4,237	$ 4,046